Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 7,574
Property, plant and equipment, end of period	7,416	$ 7,574
Property [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	56
Property, plant and equipment, end of period	43	56
Plant and Machinery [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,477
Property, plant and equipment, end of period	1,509	1,477
Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,110
Property, plant and equipment, end of period	1,114	1,110
Right-of-use Asset [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	4,931
Property, plant and equipment, end of period	4,750	4,931
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	9,971	4,362
Additions	1,158	5,923
Acquired Assets	950
Disposals	(397)	(750)
Foreign exchange movement	(559)	436
Property, plant and equipment, end of period	11,123	9,971
Cost [Member] | Property [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	459	383
Additions	0	38
Acquired Assets	0
Disposals	0	0
Foreign exchange movement	(37)	38
Property, plant and equipment, end of period	422	459
Cost [Member] | Plant and Machinery [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	2,052	1,432
Additions	250	527
Acquired Assets	0
Disposals	0	0
Foreign exchange movement	(100)	93
Property, plant and equipment, end of period	2,202	2,052
Cost [Member] | Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,278	547
Additions	479	938
Acquired Assets	302
Disposals	(397)	(372)
Foreign exchange movement	(33)	165
Property, plant and equipment, end of period	1,629	1,278
Cost [Member] | Right-of-use Asset [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	6,182	2,000
Additions	429	4,420
Acquired Assets	648
Disposals	0	(378)
Foreign exchange movement	(389)	140
Property, plant and equipment, end of period	6,870	6,182
Accumulated amortization [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period	2,397	1,326
Depreciation charge	1,652	1,297
Depreciation charge on disposals	(224)	(368)
Foreign exchange movement	(118)	142
Property, plant and equipment, end of period	3,707	2,397
Accumulated amortization [Member] | Property [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period	403	353
Depreciation charge	9	15
Depreciation charge on disposals	0	0
Foreign exchange movement	(33)	35
Property, plant and equipment, end of period	379	403
Accumulated amortization [Member] | Plant and Machinery [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period	575	404
Depreciation charge	151	134
Depreciation charge on disposals	0	0
Foreign exchange movement	(33)	37
Property, plant and equipment, end of period	693	575
Accumulated amortization [Member] | Office Equipment [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period	168	187
Depreciation charge	580	209
Depreciation charge on disposals	(224)	(239)
Foreign exchange movement	(9)	11
Property, plant and equipment, end of period	515	168
Accumulated amortization [Member] | Right-of-use Asset [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period	1,251	382
Depreciation charge	912	939
Depreciation charge on disposals	0	(129)
Foreign exchange movement	(43)	59
Property, plant and equipment, end of period	$ 2,120	$ 1,251